OTHER LONG-TERM LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM LIABILITIES
Employee post-retirement benefits	482	321
Fair value of derivative contracts	186	349
Guarantees	17	118
Asset retirement obligations	72	65
Other	125	76
Deferred amounts	882	929